Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of financial instruments measured at fair value
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Carrying Amount	Total	Level 1	Level 2	Level 3
		(in thousands)
December 31, 2020
Liabilities
PPP loan	$3,193	$3,193	$—	$3,193	$—
Senior secured term loan	49,000	50,960	—	50,960	—
Preferred Stock warrant liability	698	698	—	—	698
Total	$52,891	$54,851	$—	$54,153	$698

December 31, 2021
Liabilities
Senior secured term loan	39,995	41,242	—	41,242	—
Private warrants	11,036	11,036	—	—	11,036
Public warrants	16,036	16,036	16,036	—	—
Total	$67,067	$68,314	$16,036	$41,242	$11,036
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Carrying Amount	Total	Level 1	Level 2	Level 3
		(in thousands)
December 31, 2021
Liabilities
Senior secured term loan	$39,995	$41,242	$—	$41,242	$—
Public warrants	16,036	16,036	16,036	—	—
Private warrants	11,036	11,036	—	—	11,036
Total	$67,067	$68,314	$16,036	$41,242	$11,036

March 31, 2022
Liabilities
Senior secured term loan	$35,996	$37,118	$—	$37,118	$—
Public warrants	7,328	7,328	7,328	—	—
Private warrants	5,043	5,043	—	—	5,043
Total	$48,367	$49,489	$7,328	$37,118	$5,043

Schedule of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding Level 3 Legacy Volta Preferred Stock warrants fair value measurement inputs at their measurement dates:

December 31, 2020
Expected dividend yield	—%
Risk-free interest rate	0.53%
Expected volatility	50.00%
Expected term (in years)	4.50
The following table provides quantitative information regarding Level 3 Private Warrants fair value measurement inputs at their measurement dates:

	August 26, 2021	December 31, 2021
Expected dividend yield	—%	—%
Risk-free interest rate	0.80%	1.18%
Expected volatility	33.40%	132.50%
Expected term (in years)	4.8	4.5
The following table provides quantitative information regarding Level 3 Private Warrants fair value measurements inputs at their measurement dates:

	March 31, 2022	December 31, 2021
Expected dividend yield	—%	—%
Risk-free interest rate	2.4%	1.2%
Expected volatility	242.0%	132.5%
Expected term (in years)	4.4	4.5

Schedule of derivative liabilities at fair value
The changes in the fair value of the Private Warrants, Public Warrants and Legacy Volta Preferred Stock Warrants were as follows:

(in thousands)
December 31, 2019	$288
Increase in fair value of warrants	410
December 31, 2020	$698
Increase in fair value of Preferred Stock warrants	1,246
Release of liability upon exercise of Preferred Stock warrants	(1,944)
Addition of Private and Public Warrants	27,079
Release of liability upon exercise of Public Warrants	(1)
Decrease in fair value of Private and Public warrants	(7)
December 31, 2021	$27,071

	Private Warrants	Public Warrants	Total common stock warrants
Outstanding as of December 31, 2020	—	—	—
Common stock warrants added upon the Reverse Recapitalization	5,933,333	8,621,715	14,555,048
Warrants exercised	—	(275)	(275)
Outstanding as of December 31, 2021	5,933,333	8,621,440	14,554,773
The changes in the fair value of the Private Warrants, Public Warrants and Legacy Volta preferred stock warrants were as follows:

(in thousands)
December 31, 2020	$698
Increase (decrease) in fair value of warrants	(88)
March 31, 2021	$610

December 31, 2021	$27,071
Increase (decrease) in fair value of Private and Public Warrants	(14,700)
March 31, 2022	$12,371
The Public and Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities on the condensed consolidated balance sheets. Accordingly, the Company classifies the warrants as liabilities and records them at fair value.

	Private Warrants	Public Warrants	Total common stock warrants
Outstanding as of December 31, 2020	—	—	—
Common stock warrants added upon the Reverse Recapitalization	5,933,333	8,621,715	14,555,048
Warrants exercised	—	(275)	(275)
Outstanding as of December 31, 2021	5,933,333	8,621,440	14,554,773
Warrants exercised	—	—	—
Outstanding as of March 31, 2022	5,933,333	8,621,440	14,554,773